LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES
Schedule of components of lease costs

	Years ended December 31,
	2021	2022	2023
Operating lease costs	$5,089	$5,434	$5,359
Short-term lease costs	1,115	652	309
Financing lease costs:
Amortization of ROU assets	28	27	28
Interests	13	5	4
Total lease costs	$6,245	$6,118	$5,700

	Years ended December 31,
Other information	2021	2022	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	5,132	4,932	5,707
Operating cash flows from financing leases	44	43	44
Financing cash flows from financing leases	13	5	4
ROU assets obtained in exchange for new operating lease liabilities	4,655	5,498	862
Weighted-average remaining lease term (in years):
Operating leases	3.13	2.30	1.39
Financing leases	2.72	1.72	0.72
Weighted-average discount rate:
Operating leases	4.79%	3.90%	3.95%
Financing leases	5.70%	5.70%	5.70%

Schedule of future minimum lease payments for operating and financing leases

	Operating Leases	Finance Leases
2024	$5,321	$34
2025	1,883	—
2026	43	—
Total minimum lease payments	7,247	34
Less: Imputed interest	(286)	—
Total lease liability balance	$6,961	$34
Minimum payments related to leases not yet commenced as of December 31, 2023	—	—